Annual Fund Operating Expenses	Jul. 25, 2025
T. Rowe Price Institutional Floating Rate Fund - Institutional Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.57%
T. Rowe Price Institutional Floating Rate Fund-F Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.69%
T. Rowe Price Institutional Floating Rate Fund-Z Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.55%)	[1]
Net Expenses (as a percentage of Assets)	0.02%
T. Rowe Price Institutional High Yield Fund [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
T. Rowe Price Institutional Long Duration Credit Fund [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%

[1]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.